Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization
Organization

1. Organization

        Washington Prime Group Inc. ("WPG" or the "Company") is an Indiana corporation that was created to hold the strip center business and smaller enclosed malls of Simon Property Group, Inc. ("SPG") and its subsidiaries. Prior to the separation from SPG which was completed on May 28, 2014, WPG was a wholly owned subsidiary of SPG. Prior to or concurrent with the separation, SPG engaged in certain formation transactions that were designed to consolidate the ownership of its interests in 98 properties ("SPG Businesses") and distribute such interests to WPG and its operating partnership, Washington Prime Group, L.P. ("WPG L.P."). WPG L.P. is our majority owned partnership subsidiary that owns all of our real estate properties and other assets. Pursuant to the separation agreement, SPG distributed 100% of the common shares of WPG on a pro rata basis to SPG's shareholders as of the record date.

        Unless the context otherwise requires, references to "we", "us" and "our" refer to Washington Prime Group Inc. after giving effect to the transfer of assets and liabilities from SPG as well as to the SPG Businesses prior to the date of the completion of the separation. Before the completion of the separation, SPG Businesses were operated as subsidiaries of SPG, which operates as a real estate investment trust ("REIT") under the Internal Revenue Code of 1986, as amended. WPG operates as a REIT subsequent to the separation and distribution. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute not less than 100% of their taxable income and satisfy certain other requirements.

        At the time of the separation and distribution, WPG owned a percentage of the outstanding units of partnership interest, or units, of WPG L.P. that is approximately equal to the percentage of outstanding units of partnership interest of Simon Property Group, L.P. ("SPG L.P.") owned by SPG, with the remaining units of WPG L.P. being owned by the limited partners who were also limited partners of SPG L.P. as of the May 16, 2014 record date. The units in WPG L.P. are convertible by their holders for WPG common shares on a one-for-one basis or, at WPG's option, into cash. Before the separation, we had not conducted any business as a separate company and had no material assets or liabilities. The operations of the business transferred to us by SPG on the spin-off date are presented as if the transferred business was our business for all historical periods described and at the carrying value of such assets and liabilities reflected in SPG's books and records. Additionally, the financial statements reflect the common shares and units outstanding at the separation date as outstanding for all periods prior to the separation.

        Prior to the separation, WPG entered into agreements with SPG under which SPG provides various services to us, including accounting, asset management, development, human resources, information technology, leasing, legal, marketing, public reporting and tax. The charges for the services are based on an hourly or per transaction fee arrangement and pass-through of out-of-pocket costs (see Note 8).

        At the time of the separation, our assets consisted of interests in 98 shopping centers. In addition to the above properties, the combined historical financial statements include interests in three shopping centers held within a joint venture portfolio of properties which were sold during the first quarter of 2013 as well as one additional shopping center which was sold by that same joint venture on February 28, 2014.

        We derive our revenues primarily from retail tenant leases, including fixed minimum rent leases, overage and percentage rent leases based on tenants' sales volumes, offering property operating services to our tenants and others, including energy, waste handling and facility services, and reimbursements from tenants for certain recoverable expenditures such as property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

        We seek to enhance the performance of our properties and increase our revenues by, among other things, securing leases of anchor tenant spaces, re-developing or renovating existing properties to increase the leasable square footage, and increasing the productivity of occupied locations through aesthetic upgrades, re-merchandising and/or changes to the retail use of the space.

  Proposed Merger

        On September 16, 2014, the Company entered into a definitive agreement with Glimcher Realty Trust ("Glimcher") under which it will acquire Glimcher in a stock and cash transaction valued at $14.20 per Glimcher common share (the "Merger"). Under the terms of the Merger, which has been unanimously approved by the Board of Directors of the Company and the Board of Trustees of Glimcher, Glimcher shareholders will receive, for each Glimcher share, $10.40 in cash and 0.1989 of a share of the Company's common stock at closing. The total transaction value, including the assumption of debt, is approximately $4.3 billion assuming the stock portion of the consideration is valued at $3.80 per Glimcher common share, based on the ten day volume weighted average price of the Company's common stock prior to the date of the Merger agreement. We estimate that approximately 28.8 million shares of WPG common stock will be issued to Glimcher shareholders in the Merger. Additionally included in consideration are operating partnership units and preferred stock as noted below. The new company, to be named WP Glimcher, will be comprised of approximately 68 million square feet of gross leasable area (compared to approximately 53 million square feet for the Company as of September 30, 2014) and will have a combined portfolio of 119 properties.

        As described in our Registration Statement on Form S-4 filed on October 28, 2014 pertaining to the Merger (the "Form S-4"), in the Merger, the preferred stock of Glimcher will be converted into preferred stock of WPG and each outstanding unit of Glimcher's operating partnership will be converted into 0.7431 of a unit of WPG LP. Further, each outstanding stock option in respect of Glimcher common stock will be converted into a WPG option, and certain other Glimcher equity awards will be assumed by WPG and converted into equity awards in respect of WPG common shares.

        Concurrent with the execution of the Merger agreement, the Company entered into a definitive agreement with SPG under which SPG will acquire Jersey Gardens in Elizabeth, New Jersey, and University Park Village in Fort Worth, Texas, properties currently owned by Glimcher, for an aggregate cash purchase price of $1.09 billion, of which $424.0 million will be used to repay associated mortgage indebtedness. Completion of the sale of these properties to SPG will occur concurrent with the closing of the acquisition of Glimcher by WPG.

        On September 16, 2014, in connection with the execution of the Merger agreement, WPG entered into a debt commitment letter, which was amended and restated on September 23, 2014 and October 6, 2014, pursuant to which the commitment parties agreed to provide an up to $1.25 billion senior unsecured bridge loan facility. The facility will mature on the date that is 364 days following the closing date of the Merger. The interest rate payable on amounts outstanding under the facility will be equal to three-month LIBOR plus an applicable margin based on WPG's credit rating, which increases on the 180th and 270th days following the consummation of the Merger. In addition, an increasing duration fee will be payable on the 180th and 270th days following the consummation of the Merger on the outstanding principal amount, if any, under the facility. The facility will not amortize and any amounts outstanding will be repaid in full on the maturity date. The facility is expected to contain events of default, representations and warranties and covenants that are substantially identical to those contained in WPG's existing credit agreement (subject to certain exceptions set forth in the debt commitment letter).

        Completion of the Merger is subject to, among other things, approval by the holders of the Glimcher common shares. Assuming approval is obtained, the Merger transaction is expected to close in the first quarter of 2015. The cash portion of the Merger consideration is expected to be funded by the sale of the two properties to SPG, joint ventures with institutional partners, other assets sales, capital markets transactions, and/or draws under the $1.25 billion fully committed bridge facility. The Company can give no assurance that the Merger and related transactions will be completed in the above timeframe, if at all. During the third quarter of 2014, the Company incurred $2.5 million of fairness opinion fees related to the Merger, which are included in merger costs for the three and nine months ended September 30, 2014 in the accompanying consolidated and combined statements of operations. Additionally, the Company incurred $3.9 million of bridge loan commitment and structuring fees, which are included in deferred costs and other assets as of September 30, 2014 in the accompanying consolidated and combined balance sheets. Other transaction costs are expected to be incurred in the fourth quarter of 2014 and in 2015 in connection with the closing of the Merger.

        A putative class action lawsuit challenging the proposed Merger transactions has been filed in Maryland state court. The action was filed on October 2, 2014 and is captioned Zucker v. Glimcher Realty Trust et al., 24-C-14-005675 (Circ. Ct. Baltimore City). The Zucker complaint alleges that the trustees of Glimcher breached their fiduciary duties to Glimcher shareholders by agreeing to sell Glimcher for inadequate consideration and agreeing to improper deal protection terms in the merger agreement. In addition, the lawsuit alleges that Glimcher, WPG and certain of their affiliates aided and abetted these purported breaches of fiduciary duty. The Zucker complaint further alleges that the trustees of Glimcher were incentivized to enter into the merger agreement due to their ownership of large amounts of restricted stock and/or stock options and that Mr. Glimcher would be employed by the surviving entity and that he, in addition to another trustee of Glimcher, would join the board of the surviving entity. The lawsuit seeks, among other things, an injunction barring the merger. On October 23, 2014, a second putative class action lawsuit challenging the merger was filed in Maryland state court. The action is captioned Motsch v. Glimcher Realty Trust et al., 24-C-14-006011 (Circ. Ct. Baltimore City). The Motsch complaint alleges breach of fiduciary duty claims against the Glimcher trustees and aiding and abetting claims against Glimcher, WPG and certain of their affiliates substantially similar to those asserted in the Zucker complaint. The Motsch complaint also asserts a derivative claim for breach of fiduciary duty against the Glimcher trustees. The defendants intend to vigorously defend the lawsuits.

1. Organization

        Washington Prime Group Inc. ("WPG") is a newly formed Indiana corporation that was created to hold the strip center business and smaller enclosed malls of Simon Property Group, Inc. ("SPG") and its subsidiaries. WPG is currently a wholly owned subsidiary of SPG. Prior to or concurrently with the separation, SPG will engage in certain formation transactions that are designed to consolidate the ownership of its interests in 98 properties ("SPG Businesses") and distribute such interests to WPG and its operating partnership, Washington Prime Group, L.P. ("WPG L.P."). Pursuant to the separation agreement, SPG will distribute 100% of the common shares of WPG on a pro rata basis to SPG's shareholders as of the record date. Unless the context otherwise requires, references to "we", "us" and "our" refer to SPG Businesses after giving effect to the transfer of assets and liabilities from SPG. In addition, SPG Businesses are currently operated as subsidiaries of SPG, which operates as a real estate investment trust ("REIT") under the Internal Revenue Code of 1986, as amended. WPG is expected to operate as a REIT subsequent to the separation and distribution. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute not less than 100% of their taxable income.

        At the time of the separation and distribution, WPG will own a percentage of the outstanding common units of WPG L.P. that is equal to the percentage of outstanding common units of Simon Property Group, L.P. owned by Simon Property Group, Inc., with the remaining common units of WPG L.P. being owned by several limited partners who are also limited partners of Simon Property Group, L.P. At the effective time of the distribution, limited partners of Simon Property Group, L.P. will own the same percentage of outstanding common units of WPG L.P. that they own in Simon Property Group, L.P. The common units in WPG L.P. will be redeemable by their holders for cash or, at WPG's option, for WPG common shares on a one-for-one basis. The accompanying combined financial statements reflect Simon Property Group, L.P.'s interests in the SPG Businesses.

        To date, we have not conducted any business as a separate company and have no material assets or liabilities. The operations of the business to be transferred to WPG by SPG are presented as if the transferred business was our business for all historical periods described and at the carrying value of such assets and liabilities reflected in SPG's books and records.

        WPG will enter into agreements with SPG which will provide for various services to be provided to WPG by SPG, including accounting, asset management, development, human resources, information technology, leasing, legal, marketing, public reporting and tax. The charges for the services will be estimated based on an hourly or per transaction fee arrangement and pass-through of out-of-pocket costs.

        Our assets are expected to consist of interests in 44 malls and 54 strip centers. One of these strip centers was under development at December 31, 2012 and subsequently opened during the third quarter of 2013. In addition to the above properties, the combined historical financial statements include interests in three strip centers held within a joint venture portfolio of properties which were sold during the first quarter of 2013 as well as one additional strip center which was sold by that same joint venture on February 28, 2014. Our ownership interests in these properties are combined under accounting principles generally accepted in the United States of America ("GAAP").

        We derive our revenues primarily from retail tenant leases, including fixed minimum rent leases, overage and percentage rent leases based on tenants' sales volumes, offering property operating services to our tenants and others, including energy, waste handling and facility services, and reimbursements from tenants for certain recoverable expenditures such as property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

        We seek to enhance the performance of our properties and increase our revenues by, among other things, securing leases of anchor tenant spaces, re-developing or renovating existing properties to increase the leasable square footage, and increasing the productivity of occupied locations through aesthetic upgrades, re-merchandising and/or changes to the retail use of the space.

        The separation discussed above was completed on May 28, 2014. See Note 10.